Recurring Fair Value Measurements (Tables) - Kingswood Acquisition Corp	12 Months Ended
Dec. 31, 2023
Recurring Fair Value Measurements
Schedule of Company's assets and liabilities that are measured at fair value on a recurring basis

December 31, 2023	Level 1	Level 2	Level 3
Assets:
Demand deposits held in Trust Account	$6,262,478	$—	$—

Liabilities:
Convertible Promissory Notes	$—	$—	$1,645,525
Private Placement Warrants	$—	$—	$721,551
Public Warrants	$862,500	$—	$—

December 31, 2022	Level 1	Level 2	Level 3
Assets:
U.S. Money Market Mutual Funds held in Trust Account	$5,514,494	$—	$—

Liabilities:
Convertible Promissory Note	$—	$—	$1,351,662
Private Placement Warrants	$—	$—	$327,978
Public Warrants	$345,000	$—	$—

Schedule of reconciliation of changes in fair value of warrants

Fair Value - Financial Instruments Classified as Level 3
December 31, 2022	$1,679,640
Borrowing - Convertible Promissory Notes	250,000
Change in value of Convertible Promissory Notes	43,863
Change in fair value - Private Warrant Liabilities	393,573
December 31, 2023	$2,367,076

Fair Value - Financial Instruments Classified as Level 3
December 31, 2021	$2,820,607
Borrowing - Convertible Promissory Note	1,500,000
Change in value of Convertible Promissory Note	(148,338)
Change in fair value - Private Warrant Liabilities	(2,492,629)
December 31, 2022	$1,679,640

Private Placement Warrants
Recurring Fair Value Measurements
Schedule of fair value measurements of key inputs

	December 31,	December 31,
Input	2023	2022
Stock price	$12.40	$10.02
Exercise price	$11.50	$11.50
Term (years)	5.00	5.00
Risk free rate	3.84%	3.99%
Dividend yield	—%	—%
Volatility	11.2%	1.8%
Probability of a successful business combination	95%	92.5%

Convertible Promissory Note
Recurring Fair Value Measurements
Schedule of fair value measurements of key inputs

	December 31,	December 31,
Input	2023	2022
Amount due at maturity	$1,750,000	$1,500,000
Term (years)	0.15	0.39
Probability of a successful business combination	95%	92.5%
Present value factor	0.9898	0.9742
Risk free rate	7.05%	4.62%
Volatility	—%	1.8%